Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Cash And Cash Equivalents Abstract
Cash in hand	$ 18,839	$ 3,195	$ 5,026	$ 1,960	$ 5,013	$ 2,273
Balances in current accounts	16,741,142	15,877,796	47,884,909	19,828,811	32,338
Total	16,759,981	15,880,991	47,889,935	19,830,771	$ 37,351
Non-current.			8,500,000
Restricted bank balance	8,500,000	8,500,000	8,500,000
Cash and Cash Equivalents			20,989,970	19,830,771
Restricted bank balance	7,319,056	5,928,675	18,399,965
Total	$ 8,259,981	$ 7,380,991	$ 39,389,935	$ 19,830,771